Financial Assets And Liabilities - Summary Of Detailed Information About Concentration Of Risk That Arises From Contracts Within Scope Of IFRS 17 (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trafigura Argentina SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	19.00%	2.00%
Raizen Argentina SA before Shell Ca Argentina de Petrleo SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	32.00%	53.00%
PEMEX [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	18.00%	8.00%
Cinergia Chile S.p.a [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	10.00%
Oil Market [Member] | Trafigura Argentina SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	26.00%	40.00%
Oil Market [Member] | Raizen Argentina SA before Shell Ca Argentina de Petrleo SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	20.00%	26.00%
Oil Market [Member] | Trafigura Pte LTD [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	21.00%	0.00%
Oil Market [Member] | Valero Marketing and Supply Company [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	8.00%	10.00%
Natural Gas [Member] | Cinergia Chile S.p.a [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	22.00%
Natural Gas [Member] | Generacin Mediterrnea S.A. [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	9.00%	15.00%
Natural Gas [Member] | Rafael G Albanesi SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	8.00%	11.00%
Natural Gas [Member] | Cía. Administradora del Mercado Mayorista Eléctrico S.A. [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	7.00%	10.00%